STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS EQUITY

NOTE 7 - STOCKHOLDERS’ EQUITY

Class A Convertible Preferred Shares

As of June 30, 2023, and December 31, 2022, the Company had authorized 80,000,000 shares of Class A Convertible Preferred Stock (“Class A Stock”) with $0.0001 par value per share, of which 0 and 75,725,981 shares were issued and outstanding as of June 30, 2023, and December 31, 2022, respectively. Each share of Class A Stock is convertible at any time into 25 shares of common stock. No dividends are payable unless declared by the Board of Directors. On April 17, 2023, all of the outstanding Class A Stock was converted into common stock at a ratio of one share of Class A Stock into 20 shares of common stock.  The reduction in the per-share ratio of 25 shares of common stock to 20 shares resulted in a deemed dividend credit, which is reflected in Net Income Available for Common Stockholders.

Class B Convertible Preferred Stock

As of  June 30, 2023, and December 31, 2022, the Company had authorized 1,500 shares of Class B Preferred Stock, $0.0001 par value per share, of which 0 shares were issued and outstanding as of June 30, 2023, and December 31, 2022.

Class C Convertible Preferred Stock

As of June 30, 2023, and December 31, 2022, the Company had authorized 1,500 shares of Class C Preferred Stock, of which 0 and 19 shares were issued and outstanding as of June 30, 2023 and December 31, 2022, respectively. The Company has the right to redeem the Class C Preferred Stock, in accordance with the terms stated by the Certificate of Designation. The Company shall pay a dividend of three percent (3%) per annum on the Class C Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class C Preferred Stock calculated at the purchase price. The Stated Value (as defined by the Certificate of Designation) of the Class C Preferred Stock is $1,200 per share. On June 8, 2022, the Company amended the conversion rights so that each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of common stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded volume weighted average price (“VWAP”) for the fifteen (15) trading days preceding a conversion.

Class D Convertible Preferred Shares

As of June 30, 2023, and December 31, 2022, the Company had authorized 2,000 shares of  Class D Preferred Stock, of which 1,750 and 2,000 shares were issued and outstanding as of June 30, 2023, and December 31, 2022, respectively. The Company has the right to redeem the Class D Preferred Stock, in accordance with the terms stated by the Certificate of Designation. The Company shall pay a dividend of three percent (3%) per annum on the Class D Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class D Preferred Stock calculated at the purchase price. The Stated Value of the Class D Preferred Stock is $1,200 per share. On June 8, 2022, the Company amended the conversion rights so that each share of the Class D Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of common stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded VWAP for the fifteen (15) trading days preceding a conversion.

Class E Convertible Preferred Shares

As of June 30, 2023, and December 31, 2022, the Company had authorized 5,000 and 2,500 shares, respectively, of  Class E Preferred Stock, of which 2,323 and 1,920 shares were issued and outstanding as of June 30, 2023, and December 31, 2022, respectively.  On April 7, 2022, the Company entered a Securities Purchase Agreement (the “GHS Purchase Agreement”) with GHS Investments, LLC (“GHS”), whereby GHS agreed to purchase, in three separate tranches, up to $1.5 million of the Company’s Class E Preferred Stock. The first tranche (the “Initial Closing Date”), which closed upon execution of the GHS Purchase Agreement, was for the purchase 707 shares of Class E Preferred Stock for $707,000. The second tranche, which closed 30 days after the Initial Closing Date, was for the purchase of 500 shares of Class E Preferred Stock for $500,000, and the third tranche, which closed approximately 60 days following the Initial Closing Date, was for the purchase of 293 shares of Class E Preferred Stock for $293,000. In addition, the Company issued to GHS (i) an additional 50 shares of Class E Preferred Stock on the Initial Closing Date as an equity incentive and (ii) warrants to purchase 4,129,091 shares of the Company’s common stock at an exercise price of $0.11 per share for a period of five years. On November 3, 2022, the Company entered a Securities Purchase Agreement (the “Purchase Agreement”) with GHS, whereby GHS agreed to purchase 350 shares of the Company’s Class E Preferred Stock in two equal tranches of $175,000. The first tranche (the “Initial Closing Date”), occurred promptly upon execution of the Purchase Agreement, was the purchase of 175 shares of Class E Preferred Stock for $175,000. The second tranche, scheduled for 15 trading days following the Initial Closing Date, upon satisfaction of the applicable deliveries and closing conditions set forth in the Purchase Agreement, was the purchase of 175 shares of Class E Preferred Stock for $175,000. In addition, the Company issued GHS ten shares of Class E Preferred Stock upon the Initial Closing Date as an equity incentive and agreed to issue ten shares of Class E Preferred Stock upon the closing of the second tranche as an equity incentive. The Company has the right to redeem the Class E Preferred Stock, in accordance with the terms stated by the Certificate of Designation. On January 13, 2023, the Company entered a Securities Purchase Agreement (the “Purchase Agreement”) with GHS Investments, LLC (“GHS”), whereby GHS agreed to purchase up to Seven Hundred Fifty (750) shares of the Company’s Class E Convertible Preferred Stock (the “Class E Preferred Stock”).  Upon the execution of the Purchase Agreement, the Company agreed to sell, and GHS agreed to purchase, one hundred (100) shares of Class E Preferred Stock at price of $1,000 per share of Class E Preferred Stock.  Upon the terms and subject to the conditions set forth in the Purchase Agreement, upon satisfaction of the applicable deliveries and closing conditions, the Company agreed to sell, and GHS agreed to purchase, upon a mutually agreed upon date determined by the Company and GHS, three Additional Closings (as defined in the Purchase Agreement), each for the purchase of up-to two hundred and fifty (250) shares of Class E Preferred Stock at price of $1,000 per share of Class E Preferred Stock.  In addition, the Company issued GHS twenty-five shares of Class E Preferred Stock upon the Initial Closing Date as an equity incentive. During the six months ended June 30, 2023, the Company issued 403 shares of Class E Preferred Stock.

The Company shall pay a dividend of eight percent (8%) per annum on the Class E Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class E Preferred Stock calculated at the purchase price. The Stated Value of the Class E Preferred Stock is $1,200 per share. The Class E Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).The conversion price (the “Conversion Price”) for the Class E Preferred Stock is the amount equal to the lower of (1) a fixed price equaling the closing price of the common stock on the trading day immediately preceding the date of the GHS Purchase Agreement, and (2) 100% of the lowest VWAP of the Company’s common stock during the fifteen (15) trading days immediately preceding, but not including, the Conversion Date.

From the date of issuance until the date when the original holder no longer holds any shares of Class E Preferred Stock, upon any issuance by the Company or any of its subsidiaries of common stock or common stock equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), such holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Class E Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. Upon a Subsequent Financing, such holder of at least one hundred (100) shares of Class E Preferred Stock shall have the right to participate in up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing.

Undesignated Preferred Shares

As of June 30, 2023, and December 31, 2022, a total of 19,990,000 and 19,992,500 shares, respectively, of preferred stock remains undesignated and unissued.

Common Stock

As of June 30, 2023, and December 31, 2022, the Company’s authorized common stock was 5,000,000,000 shares, at $0.0001 par value per share, with 1,740,939,685 and 114,127,911 shares issued and outstanding, respectively.

Equity Financing and Registration Rights Agreements

On January 26, 2023 (the “Effective Date”), the Company entered into an equity financing agreement (the “Equity Financing Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with GHS Investments LLC (“GHS”) pursuant to which GHS shall purchase from the Company, up to that number of shares of common stock of the Company (the “Shares”) having an aggregate Purchase Price of Ten Million Dollars ($10,000,000, subject to certain limitations and conditions set forth in the Equity Financing Agreement from time to time over the course of twenty four (24) months after an effective registration of the Shares with the SEC pursuant to the Registration Rights Agreement, is declared effective by the SEC (the “Contract Period”).

The Equity Financing Agreement grants the Company the right, from time to time at its sole discretion (subject to certain conditions) during the Contract Period, to direct GHS to purchase shares of Common Stock on any business day (a “Put”), provided that at least ten trading days has passed since the most recent Put. The Purchase Price of the Put shall be eighty percent (80%) percent of the traded price of the Common Stock during the ten (10) consecutive Trading Days preceding the relevant Trading Day on which GHS receives a Put Notice. Following an up-list of the Company’s Common Stock to the NASDAQ or equivalent national exchange, the Purchase Price shall be ninety percent (90%) of the Market Price, subject to a floor price of $.02 per share, below which the Company shall not deliver a Put.

The maximum dollar amount of each Put will not exceed five hundred thousand dollars ($500,000) and the minimum dollar amount of each Put is ten thousand dollars ($10,000). In the event the Company becomes listed on an exchange which limits the number of shares of Common Stock that may be issued without shareholder approval, then the number of Shares issuable by the Company and purchasable by GHS, shall not exceed that number of the shares of Common Stock that may be issuable without shareholder approval.  Puts are further limited to GHS owning no more than 4.99% of the outstanding stock of the Company at any given time.

The Company will pay a fee of 2% of the gross proceeds the Company receives from sales of common stock under the Purchase Agreement, to Icon Capital Group, LLC (“Icon”) pursuant to a placement agent agreement between the Company and Icon (the “Placement Agent Agreement”).

The Equity Financing Agreement, Placement Agent Agreement and the Registration Rights Agreement contain customary representations, obligations, rights, warranties, agreements, and conditions of the parties. The Equity Financing Agreement terminates upon any of the following events: when GHS has purchased an aggregate of Ten Million Dollars ($10,000,000) in the Common Stock of the Company pursuant to the Equity Financing Agreement; or on the date that is twenty-four (24) calendar months from the date the Equity Financing Agreement was executed.

Actual sales of shares of Common Stock to GHS under the Equity Financing Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations.

The Registration Rights Agreement provides that the Company shall (i) use its best efforts to file with the SEC the Registration Statement within 30 days of the date of the Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the SEC within 30 days after the date the Registration Statement is filed with the SEC, but in no event more than 90 days after the Registration Statement is filed.

Shares issued during the three months ended June 30, 2023

On April 10, 2023, the Company issued 2,191,561 shares of common stock pursuant to the Equity Financing Agreement.

On April 17, 2023, the Company issued 542,373,300 shares of common stock to a former officer and related family members in exchange for conversion of 27,118,665 shares of Class A Preferred Stock.

On April 17, 2023, the Company issued 387,265,700 shares and 243,500,000 shares of common stock to the Chief Executive Officer and Chief Financial Officer, respectively, in exchange for conversion of 19,363,285 shares and 12,175,000 shares of Class A Preferred Stock, respectively.

On April 17, 2023, the Company issued 211,420,000 shares of common stock to a member of the board of directors in exchange for 10,571,000 shares of Class A Preferred Stock.

On April 17, 2023, the Company issued 210,720,980 shares of common stock in exchange for 10,536,049 shares of Class A Preferred Stock.

On April 24, 2023, the Company issued 2,802,843 shares of common stock pursuant to the Equity Financing Agreement.

On April 28, 2023, the Company issued 128 shares of Class E Preferred Stock for cash.

On June 1, 2023, the Company issued 2,479,339 shares of common stock in exchange for 50 shares of Class D Preferred Stock.

On June 29, 2023, the Company issued 6,091,371 shares of common stock in exchange for 100 shares of Class D Preferred Stock.

NOTE 7 - STOCKHOLDERS’ EQUITY

Class A Convertible Preferred Shares

As of December 31, 2022, and December 31, 2021, the Company had authorized 100,000,000 shares of preferred stock, $0.0001 par value per share, of which 80,000,000 shares are designated as Class A Convertible Preferred Stock (“Class A Stock”) with $0.0001 par value per share, of which 75,725,981 and 56,353,015 shares were issued and outstanding as of December 31, 2022, and December 31, 2021, respectively.

Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,893,149,525 shares of common stock assuming full conversion of all outstanding shares as of December 31, 2022. No dividends are payable unless declared by the Board of Directors. Each share of Class A Stock votes with the shares of common stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share.

On July 12, 2022, the Company awarded a bonus to each of its Chief Executive Officer and President, of 10 million shares of Class A Preferred Stock (the “Preferred Stock”). On July 15, 2022 the Company entered into an agreement with its CEO and President whereby the CEO and President agreed to certain restrictive covenants relating to these shares of Preferred Stock including but not limited to: agreeing to a three year restriction on the ability to sell the Preferred Stock, and a reduction of the conversion ratio under certain circumstances.

On July 14, 2022 the Company filed with the State of Nevada an Amended Certificate of Designation for its Class A Preferred Stock of the Company which provided for an increase of the number of authorized shares of Class A Preferred Stock to 80 million

Class B Convertible Preferred Stock

As of December 31, 2022, and December 31, 2021, the Company had authorized 1,500 shares of Class B Preferred Stock, $0.0001 par value per share, of which 0 and 48 shares were issued and outstanding as of December 31, 2022, and December 31, 2021, respectively.

Class C Convertible Preferred Stock

On January 28, 2021, the Company amended its Articles of Incorporation to designate 1,500 shares of undesignated preferred stock as Class C Preferred Stock, of which 19 and 760 shares were issued and outstanding as of December 31, 2022 and December 31, 2021, respectively.

The Company has the right to redeem the Class C Preferred Stock, in accordance with the terms stated by the Certificate of Designation.

The Company shall pay a dividend of three percent (3%) per annum on the Class C Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class C Preferred Stock calculated at the purchase price. The Stated Value (as defined by the Certificate of Designation) of the Class C Preferred Stock is $1,200 per share.

On June 8, 2022, the Company amended the conversion rights so that each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of common stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded volume weighted average price (“VWAP”) for the fifteen (15) trading days preceding a conversion.

Class D Convertible Preferred Shares

On March 11, 2021, the Company amended its Articles of Incorporation to designate 2,000 shares of undesignated preferred stock as Class D Preferred Stock, of which 2,000 shares were issued and outstanding as of December 31, 2022, and December 31, 2021.

The Company has the right to redeem the Class D Preferred Stock, in accordance with the terms stated by the Certificate of Designation.

The Company shall pay a dividend of three percent (3%) per annum on the Class D Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class D Preferred Stock calculated at the purchase price. The Stated Value of the Class D Preferred Stock is $1,200 per share.

On June 8, 2022, the Company amended the conversion rights so that each share of the Class D Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of common stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded VWAP for the fifteen (15) trading days preceding a conversion.

Class E Convertible Preferred Shares

On November 3, 2022 the Company filed with the State of Nevada, an Amended and Restated Certificate of Designation for the Class E Preferred Stock to increase the number of authorized shares of Class E Preferred Stock to 2,500, of which 1,920 and no shares were issued and outstanding as of December 31, 2022, and December 31, 2021, respectively.

On April 7, 2022, the Company entered a Securities Purchase Agreement (the “GHS Purchase Agreement”) with GHS Investments, LLC (“GHS”), whereby GHS agreed to purchase, in three separate tranches, up to $1.5 million of the Company’s Class E Preferred Stock. The first tranche (the “Initial Closing Date”), which closed upon execution of the GHS Purchase Agreement, was for the purchase 707 shares of Class E Preferred Stock for $707,000. The second tranche, which closed 30 days after the Initial Closing Date, was for the purchase of 500 shares of Class E Preferred Stock for $500,000, and the third tranche, which closed approximately 60 days following the Initial Closing Date, was for the purchase of 293 shares of Class E Preferred Stock for $293,000. In addition, the Company issued to GHS (i) an additional 50 shares of Class E Preferred Stock on the Initial Closing Date as an equity incentive and (ii) warrants to purchase 4,129,091 shares of the Company’s common stock at an exercise price of $0.11 per share for a period of five years.

On November 3, 2022, the Company entered a Securities Purchase Agreement (the “Purchase Agreement”) with GHS, whereby GHS agreed to purchase 350 shares of the Company’s Class E Preferred Stock in two equal tranches of $175,000. The first tranche (the “Initial Closing Date”), occurred promptly upon execution of the Purchase Agreement, is the purchase of 175 shares of Class E Preferred Stock for $175,000. The second tranche, scheduled for 15 trading days following the Initial Closing Date, upon satisfaction of the applicable deliveries and closing conditions set forth in the Purchase Agreement, is the purchase of 175 shares of Class E Preferred Stock for $175,000. In addition, the Company issued GHS ten shares of Class E Preferred Stock upon the Initial Closing Date as an equity incentive and agreed to issue ten shares of Class E Preferred Stock upon the closing of the second tranche as an equity incentive.

The Company has the right to redeem the Class E Preferred Stock, in accordance with the terms stated by the Certificate of Designation.

The Company shall pay a dividend of eight percent (8%) per annum on the Class E Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class E Preferred Stock calculated at the purchase price. The Stated Value of the Class E Preferred Stock is $1,200 per share. The Class E Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation). The conversion price (the “Conversion Price”) for the Class E Preferred Stock is the amount equal to the lower of (1) a fixed price equaling the closing price of the common stock on the trading day immediately preceding the date of the GHS Purchase Agreement, and (2) 100% of the lowest VWAP of the Company’s common stock during the fifteen (15) trading days immediately preceding, but not including, the Conversion Date.

From the date of issuance until the date when the original holder no longer holds any shares of Class E Preferred Stock, upon any issuance by the Company or any of its subsidiaries of common stock or common stock equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), such holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Class E Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. Upon a Subsequent Financing, such holder of at least one hundred (100) shares of Class E Preferred Stock shall have the right to participate in up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing.

As of December 31, 2022, a total of 19,992,500 shares of preferred stock remains undesignated and unissued.

Common Stock

As of December 31, 2022, and 2021, the Company’s authorized common stock was 5,000,000,000 shares, at $0.0001 par value per share, with 114,127,911 and 58,785,924 shares issued and outstanding, respectively.

Equity Financing Agreement

On September 16, 2021, the Company entered into an equity financing agreement (the “Equity Financing Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with GHS, pursuant to which GHS shall purchase from the Company, up to that number of shares of common stock of the Company (the “Shares”) having an aggregate Purchase Price of Ten Million Dollars ($10,000,000), subject to certain limitations and conditions set forth in the Equity Financing Agreement from time to time over the course of twelve (12) months after an effective registration of the Shares with the SEC pursuant to the Registration Rights Agreement, is declared effective by the SEC.

Shares issued during the year ended December 31, 2022

On January 3, 2022, the Company issued 1,620,000 shares of common stock pursuant to the Equity Financing Agreement.

On January 6, 2022, the Company issued 2,852,925 shares of common stock to a former officer of the Company in exchange for conversion of 114,117 shares of Class A Preferred Stock.

On February 1, 2022, the Company issued 2,012,390 shares of common stock pursuant to the Equity Financing Agreement.

On February 15, 2022, the Company issue 3,000,000 shares of common stock pursuant to the Equity Financing Agreement.

In April 2022, the Company issued 3,257,035 shares of common stock of the Company in exchange for conversion of 130,281 shares of Class A Preferred Stock.

In May and June of 2022, the Company issued a total of 6,613,017 shares of common stock to GHS in exchange for conversion of 71 shares of Class B Preferred Stock and 478 shares of Class C Preferred Stock.

In May 2022 the Company issued 183,600 shares of common stock each to two former employees for services rendered.

In June 2022 the Company issued a total of 2,530,365 shares of common stock to two former owners of Boston Solar as part of an extension agreement.

In June 2022 the Company issued 672,830 shares of common stock from a convertible note payable to the former owners of EnergyWyze.

In June 2022 the Company issued 8,228,434 shares of common stock to several current and former employees and advisors for services rendered and for closing costs related to Box Pure Air.

In July 2022 the Company issued 208,551 shares of common stock to a former employee for services rendered.

In August 2022 the Company issued 1,066,477 shares of common stock for an investment.

In September 2022, the Company issued 3,522,322 shares of common stock of the Company to GHS in exchange for conversion of 263 shares of Class C Preferred Stock.

In September 2022, the Company issued a total of 1,397,461 shares of common stock pursuant to the Equity Financing Agreement.

In September 2022 the Company issued 70,955 shares of common stock to a former employee for services rendered.

In September 2022 the Company issued 1,298,701 shares of common stock to an investor relations firm for services rendered.

In September 2022 the Company issued 304,642 shares of common stock to board members for board related services.

In October 2022, the Company issued 4,372,150  shares of common stock to a former officer of the Company in exchange for conversion of  174,886 shares of Class A Preferred Stock.

In October 2022, the Company issued 2,620,545 shares of common stock as part of the OID Purchase Agreement.

In October 2022, the Company issued 1,872,659 shares of common stock as a bonus to the minority owner of Boston Solar.

In November 2022, the Company issued 2,259,572 shares of common stock pursuant to the Equity Financing Agreement.

In December 2022, the Company issued 5,193,756 shares of common stock to a former officer of the Company in exchange for conversion of 207,750 shares of Class A Preferred Stock.